Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory income tax in the Netherlands	25.00%	25.00%	25.00%
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	(2.50%)	(3.40%)	64.00%
Net change in valuation allowance	2.40%	5.30%	(178.00%)
Prior year adjustments	0.50%	(0.80%)	5.20%
Non-taxable income	(0.30%)	(1.10%)	41.60%
Non-tax-deductible expenses/losses	5.60%	6.60%	(69.60%)
Other taxes and tax rate changes		2.30%	18.20%
Withholding taxes	1.30%	0.80%	(7.60%)
Unrecognized tax benefits	0.60%	0.80%	(24.80%)
Tax incentives	(26.30%)	(30.20%)	122.00%
Effective tax rate	6.30%	5.30%	(4.00%)